Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenue		$ 60,531	$ 41,835
Business taxes and surcharges		(17)	(29)
Net revenue		60,514	41,806
Operating costs		(58,083)	(41,716)
Gross profit		$ 2,431	$ 90
Gross profit ratio		4.00%	0.20%
Operating expenses
Selling expense		$ (2,199)	$ (1,142)
General and administrative expense		(14,513)	(9,354)
Impairment			(81)
Share-based compensation		(807)	(2,053)
Total operating expenses		(17,519)	(12,630)
Loss from operations		(15,088)	(12,540)
Other income (expenses):
Other income, net		2,333	988
Total other income, net		2,333	988
Loss before income taxes		(12,755)	(11,552)
Income tax expense		4	(642)
Net loss		(12,751)	(12,194)
Discontinued operations
Gain on disposal of discontinued operations		1
Net loss		(12,750)	(12,194)
Non-controlling interest		1,848	1,497
Net loss attributable to SOS Ltd		(10,902)	(10,697)
Other comprehensive loss:
Foreign currency translation adjustment-net of tax		4,738	8,706
Total comprehensive loss		$ (6,164)	$ (1,991)
Weighted average number of ordinary shares
Basic (in Shares)		364,210,299	3,440,476,475
Diluted (in Shares)	[1]	364,210,299	3,440,476,475
LOSS PER SHARE
Basic (in Dollars per share)		$ (0.0299)	$ (0.0031)
Diluted (in Dollars per share)	[1]	$ (0.0299)	$ (0.0031)
None-GAAP adjusted net loss		$ (807)	$ (8,644)

[1]	N/A Anti-diluted shares not considered